Summary of Significant Accounting Policies Changes in Cashflows (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income from continuing operations	$ 52.7	$ 31.1	$ 28.4	$ 17.1	$ 31.2	$ 26.5	$ 26.1	$ 20.0	$ 129.3	$ 103.8	$ 92.5
LIFO Expense									0.0	0.0	0.0
Other assets and liabilities, net									29.1	12.7	5.4
Cash provided by continuing operating activities									74.2	135.2	174.9
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income from continuing operations									127.7	101.0	91.6
LIFO Expense									2.2	3.6	1.1
Other assets and liabilities, net									28.5	11.9	5.2
Cash provided by continuing operating activities									74.2	135.2	174.9
Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income from continuing operations									1.6	2.8	0.9
LIFO Expense									(2.2)	(3.6)	(1.1)
Other assets and liabilities, net									0.6	0.8	0.2
Cash provided by continuing operating activities									$ 0.0	$ 0.0	$ 0.0